Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years
Buildings [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	30 years
Building improvement [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	3 years
Building improvement [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years
Machinery and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	4 years
Machinery and equipment [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years
Motor vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	3 years
Motor vehicles [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	10 years
Office equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	2 years
Office equipment [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years